As filed with the Securities and Exchange Commission on July 27, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07737

The Purisima Funds
(Exact name of registrant as specified in charter)

13100 Skyline Blvd
Woodside, California 94062-4547
(Address of principal executive offices) (Zip code)

US Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741
(Name and address of agent for service)

13100 Skyline Blvd
Woodside, California 94062-4547
(415) 851-7925
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2005

Date of reporting period: May 31, 2005

Item 1. Schedule of Investments.

Purisima Total Return Fund

SCHEDULE OF INVESTMENTS at May 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS: 99.1%

Aerospace/Defense Equipment: 2.7%
49,600	Lockheed Martin Corp.	$3,218,544
50,500	United Technologies Corp.	5,388,350
		8,606,894

Airlines: 0.6%
134,500	Japan Airlines Corp. - ADR*	1,946,834

Automotive: 2.1%
38,100	Fuji Heavy Industries Ltd. - ADR	1,608,491
246,000	Nissan Motor Co., Ltd. - ADR	4,836,508
		6,444,999

Banking: 13.5%
437,100	Banco Santander Central - ADR	5,013,537
100,700	Barclays Plc - ADR	3,854,796
39,500	Comerica, Inc.	2,207,260
158,500	Credit Suisse Group - ADR	6,347,925
63,000	HSBC Holdings Plc - ADR	4,999,680
425,600	Mitsubishi Tokyo Finance - ADR	3,532,480
126,996	San Paolo - IMI SpA - ADR	3,543,188
374,000	Sumitomo Mitsui - ADR	2,446,484
38,100	SunTrust Banks, Inc.	2,804,541
48,600	UBS AG	3,759,210
79,800	Wachovia Corp.	4,049,850
		42,558,951

Computers: 4.8%
125,700	Dell Computer Corp.*	5,014,173
368,100	EMC Corp.*	5,175,486
66,800	International Business Machines Corp.	5,046,740
		15,236,399

Electrical Equipment: 3.5%
71,700	General Electric Co.	2,615,616
79,800	Hitachi Ltd. - ADR	4,780,020
240,700	Matsushita Electric Industrial Co., Ltd. - ADR	3,605,686
		11,001,322
Financial Services: 9.1%
78,000	American Express Co.	4,200,300
43,600	Goldman Sachs Group, Inc.	4,251,000
137,771	ING Groep N.V. - ADR	3,820,390
71,600	Lehman Brothers Holdings, Inc.	6,601,520
68,900	Morgan Stanley Dean Witter & Co.	3,373,344
234,000	Nomura Holdings, Inc. - ADR	2,962,440
47,700	Orix Corp. - ADR	3,467,790
		28,676,784

Purisima Total Return Fund

SCHEDULE OF INVESTMENTS at May 31, 2005 (Unaudited) - (Continued)

Shares		Value

Household Audio & Video Equipment: 0.8%
66,200	Sony Corp. - ADR	$2,467,274

Household Products: 2.0%
54,700	Kimberly-Clark Corp.	3,518,851
49,200	Procter & Gamble Co.	2,713,380
		6,232,231

Import & Export: 0.7%
11,900	Mitsui & Co., Ltd. - ADR	2,136,050

Insurance: 4.4%
94,900	Allstate Corp.	5,523,180
81,544	American International Group, Inc.	4,529,769
159,600	Axa S.A. - ADR	3,908,604
		13,961,553

Machinery: 3.0%
86,100	Caterpillar, Inc.	8,102,871
45,600	Kubota Corp. - ADR	1,260,840
		9,363,711
Media: 3.0%
222,100	Time Warner, Inc.*	3,864,540
201,900	Walt Disney Co.	5,540,136
		9,404,676

Miscellaneous Manufacturing: 6.8%
136,200	Honeywell International, Inc.	4,934,526
55,200	Illinois Tool Works	4,660,536
208,500	Lafarge S.A. - ADR	4,587,000
42,800	Siemens AG - ADR	3,133,816
146,400	Tyco International Ltd.	4,235,352
		21,551,230

Oil & Gas: 15.2%
77,000	Anadarko Petroleum Corp.	5,828,900
124,900	Baker Hughes, Inc.	5,769,131
74,600	BASF AG - ADR	4,953,440
68,400	ChevronTexaco Corp.	3,678,552
46,700	ConocoPhillips	5,036,128
63,600	Occidental Petroleum Corp.	4,649,796
114,600	Royal Dutch Petroleum Co. - ADR	6,713,268
56,857	Total Fina S.A. - ADR	6,321,930
101,600	Transocean Sedco Forex, Inc.*	5,060,696
		48,011,841
Paper & Forest Products: 0.8%
77,600	International Paper Co.	2,499,496

Purisima Total Return Fund

SCHEDULE OF INVESTMENTS at May 31, 2005 (Unaudited) - (Continued)

Shares		Value
Pharmaceuticals: 5.9%
81,500	Astrazeneca Plc - ADR	$3,465,380
90,400	GlaxoSmithKline Plc - ADR	4,492,880
57,100	Johnson & Johnson	3,831,410
42,200	Merck & Co., Inc.	1,368,968
121,280	Sanofi-Aventis - ADR	5,457,600
		18,616,238

Retail: 3.6%
175,000	Gap, Inc.	3,675,000
97,400	Ito Yokado Co., Ltd. - ADR	3,334,781
72,400	Lowe's Companies, Inc.	4,142,004
		11,151,785

Semiconductors: 4.4%
167,400	Intel Corp.	4,508,082
111,200	KLA-Tencor Corp.	5,049,592
156,900	Texas Instruments, Inc.	4,336,716
		13,894,390

Software: 3.8%
196,400	Microsoft Corp.	5,067,120
324,200	Oracle Corp.*	4,156,244
308,000	Siebel Systems, Inc.*	2,839,760
		12,063,124

Telecommunications: 4.8%
59,700	Alltel Corp.	3,472,749
103,600	BT Group Plc - ADR	4,066,300
243,900	Cisco Systems, Inc.*	4,726,782
58,900	Telefonica S.A. - ADR	2,970,916
		15,236,747

Transportation: 1.5%
53,400	Fedex Corp.	4,775,028

Utilities: 2.1%
93,400	Duke Energy Corp.	2,566,632
141,600	E. ON AG - ADR	4,106,400
		6,673,032

Purisima Total Return Fund

SCHEDULE OF INVESTMENTS at May 31, 2005 (Unaudited) - (Continued)

Shares		Value
TOTAL COMMON STOCKS
(cost $266,973,077)		$312,510,589

SHORT-TERM INVESTMENT: 1.1%
3,388,603	SEI Daily Income Trust Government
	(cost $3,388,603)	3,388,603

TOTAL INVESTMENTS IN SECURITIES
(cost $270,361,680): 100.2%		315,899,191
Liabilities in Excess of Other Assets: -0.2%		(496,530)
NET ASSETS:	100.0%	$315,402,661

ADR - American depositary receipt.
* Non-income producing security.

+ At May 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes		$270,660,732
Gross tax unrealized appreciation		55,687,332
Gross tax unrealized depreciation		(10,448,873)
Net tax unrealized appreciation		$45,238,459

Purisima Pure American Fund

SCHEDULE OF INVESTMENTS at May 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS: 99.3%

Aerospace/Defense Equipment: 2.8%
300	Lockheed Martin Corp.	$19,467
875	Northrop Grumman Corp.	48,755
		68,222

Banking: 6.9%
1,075	Bank of America Corp.	49,794
725	Comerica, Inc.	40,513
600	UnionBanCal Corp.	37,662
750	Wachovia Corp.	38,063
		166,032

Computer Components & Software: 8.0%
2,475	Cisco Systems, Inc.*	47,966
1,950	Microsoft Corp.	50,310
3,550	Oracle Corp.*	45,511
2,500	Siebel Systems, Inc.*	23,050
1,000	Veritas Software Corp.*	24,870
		191,707

Computers: 6.8%
1,150	Dell Computer Corp.*	45,874
3,200	EMC Corp.*	44,992
650	International Business Machines Corp.	49,108
5,900	Sun Microsystems, Inc.*	22,479
		162,453

Consumer Products: 4.2%
725	Clorox Co. (The)	42,347
575	Coca-Cola Co. (The)	25,662
400	Nike, Inc. - Class B	32,880
		100,889

Financial Services: 11.7%
725	American Express Co.	39,041
891	Citigroup, Inc.	41,975
350	Goldman Sachs Group, Inc.	34,125
325	Lehman Brothers Holdings	29,965
575	Merrill Lynch & Co., Inc.	31,200
1,000	Morgan Stanley Dean Witter & Co.	48,960
950	T Rowe Price Group, Inc.	56,677
		281,943

Purisima Pure American Fund

SCHEDULE OF INVESTMENTS at May 31, 2005 (Unaudited) - (Continued)

Shares		Value
Health Care Equipment: 1.0%
450	Medtronic, Inc.	$24,188

Household Products: 1.2%
525	Procter & Gamble Co.	28,954

Insurance: 4.2%
412	American International Group	22,887
16	Berkshire Hathaway, Inc. - Class B*	44,960
600	Safeco Corp.	32,286
		100,133

Machinery: 2.0%
500	Caterpillar, Inc.	47,055

Media: 3.4%
1,600	Time Warner, Inc.*	27,840
1,950	Walt Disney Co.	53,508
		81,348

Miscellaneous Manufacturing: 5.0%
1,300	Honeywell International, Inc.	47,099
525	3M Co.	40,241
1,100	Tyco International Ltd.	31,823
		119,163

Office Supplies: 1.6%
1,775	Staples, Inc.	38,216

Oil & Gas: 14.8%
825	BJ Services Co.	41,533
975	Burlington Resources, Inc.	49,413
800	ChevronTexaco Corp.	43,024
675	ConocoPhillips	72,792
1,100	Ensco International, Inc.	36,630
1,125	Exxon Mobil Corp.	63,225
1,000	Transocean Sedco Forex, Inc.	49,810
		356,427

Paper & Forest Products: 1.5%
1,125	International Paper Co.	36,236

Purisima Pure American Fund

SCHEDULE OF INVESTMENTS at May 31, 2005 (Unaudited) - (Continued)

Shares		Value
Pharmaceuticals: 5.0%
600	Johnson & Johnson	40,260
575	Lilly (Eli) & Co.	33,523
650	Merck & Co., Inc.	21,086
600	Wyeth	26,022
		120,891

Restaurants: 2.2%
1,675	McDonald's Corp.	51,825

Retail: 3.5%
600	Federated Department Stores	40,470
2,150	Limited Brands	44,226
		84,696
Semiconductors: 4.9%
1,900	Intel Corp.	51,167
475	KLA-Tencor Corp.	21,570
1,650	Texas Instruments, Inc.	45,606
		118,343

Telecommunications: 2.7%
1,175	BellSouth Corp.	31,443
1,000	Scientific-Atlanta, Inc.	33,300
		64,743

Transportation: 4.3%
1,250	Burlington Northern Santa Fe Corp.	61,775
475	Fedex Corp.	42,475
		104,250

Utilities: 1.8%
1,250	Southern Co.	42,438

Purisima Pure American Fund

SCHEDULE OF INVESTMENTS at May 31, 2005 (Unaudited) - (Continued)

Shares		Value
TOTAL COMMON STOCKS
(cost $2,096,042)		$2,390,152

SHORT-TERM INVESTMENT: 0.4%
9,382	SEI Daily Income Trust Government
	(cost $9,382)	9,382

TOTAL INVESTMENTS IN SECURITIES
(cost $2,105,424): 99.7%		2,399,534
Other Assets less Liabilities: 0.3%		8,019
NET ASSETS:	100.0%	$2,407,553

* Non-income producing security.

+ At May 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes		$2,116,458
Gross tax unrealized appreciation		354,050
Gross tax unrealized depreciation		(70,974)
Net tax unrealized appreciation		$283,076

Purisima Pure Foreign Fund

SCHEDULE OF INVESTMENTS at May 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS: 99.3%

Australia: 5.0%
3,225	BHP Billiton Ltd. - ADR	$80,947
1,100	Coles Meyer Ltd. - ADR	61,182
450	National Australia Bank Ltd. - ADR	53,505
		195,634

France: 11.7%
4,150	Axa S.A. - ADR	101,633
4,300	Groupe Danone - ADR	79,120
950	Dassault Systemes S.A. - ADR	44,242
1,100	Publicis Groupe - ADR	32,439
1,740	Sanofi-Synthelabo SA - ADR	78,300
1,122	Total Fina S.A. - ADR	124,755
		460,489

Germany: 8.8%
600	BASF AG - ADR	39,840
3,300	Bayerische Hypo-Und Vereinsbank AG - ADR	81,493
675	DaimlerChrysler AG	27,196
1,600	Deutsche Telekom AG - ADR	29,840
3,200	Infineon Technologies AG - ADR*	28,224
1,575	SAP AG - ADR	64,969
1,025	Siemens AG - ADR	75,051
		346,613

Hong Kong: 1.8%
3,900	China Mobile HK Ltd. - ADR	71,214

Italy: 5.4%
900	Enel SpA - ADR	40,680
600	Eni SpA - ADR	76,968
2,281	San Paolo - IMI SpA - ADR	63,640
965	Telecom Italia SpA - ADR	31,054
		212,342

Japan: 27.8%
1,350	Canon, Inc. - ADR	73,237
375	Fuji Heavy Industries Ltd. - ADR	15,832
1,675	Hitachi, Ltd. - ADR	100,332
1,500	Ito Yokado Co., Ltd. - ADR	51,357
1,300	Japan Airlines Corp. - ADR	18,817
4,000	Komatsu Ltd. - ADR	120,993
2,200	Kubota Corp. - ADR	60,830
750	Kyocera Corp. - ADR	57,638
6,500	Matsushita Electric Industrial Co., Ltd. - ADR	97,370
1,350	Millea Holdings, Inc. - ADR	89,680
100	Mitsui & Co. Ltd. - ADR	17,950
5,900	NEC Corp. - ADR	32,922
3,200	Nissan Motor Co. Ltd. - ADR	62,914
3,000	Nomura Holdings, Inc. - ADR	37,980
1,325	Orix Corp. - ADR	96,328
2,275	Sony Corp. - ADR	84,789
11,100	Sumitomo Mitsui - ADR	72,610
		1,091,579

Purisima Pure Foreign Fund

SCHEDULE OF INVESTMENTS at May 31, 2005 (Unaudited) - (Continued)

Shares			Value
Netherlands: 7.6%
	3,470	ABN Amro Holding N.V. - ADR	$80,851
	2,156	ING Groep N.V. - ADR	59,786
	1,700	Royal Dutch Petroleum Co. - ADR	99,586
	2,300	TPG N.V. - ADR	59,110
			299,333

Norway: 1.8%
	850	Norsk Hydro A/S - ADR	69,113

Portugal: 0.95%
	3,632	Portugal Telecom S.A. - ADR	37,410

Spain: 6.2%
	4,500	Banco Bilbao Vizcaya Argentaria S.A. - ADR	70,605
	6,375	Banco Santander Central Hispano S.A. - ADR	73,121
	2,300	Repsol S.A. - ADR	57,638
	801	Telefonica S.A. - ADR	40,402
			241,766

Sweden: 2.9%
	2,750	Volvo AB - ADR	112,200

Switzerland: 5.5%
	1,250	Novartis AG - ADR	61,038
	2,000	UBS AG - ADR	154,700
			215,738

United Kingdom: 13.9%
	500	AstraZeneca Plc - ADR	21,260
	2,150	Barclays Plc - ADR	82,302
	1,700	BP Plc - ADR	102,340
	1,025	BT Group Plc - ADR	40,231
	2,050	Cadbury Schweppes Plc - ADR	80,811
	550	GlaxoSmithKline Plc - ADR	27,335
	1,025	HSBC Holdings Plc - ADR	81,344
	700	National Grid Group - ADR	34,524
	450	Rio Tinto Plc - ADR	53,559
	1,100	Signet Group Plc - ADR	20,944
			544,650

TOTAL COMMON STOCKS
	(cost $3,321,207)		3,898,081

TOTAL INVESTMENTS IN SECURITIES
	(cost $3,321,207) 99.3%		3,898,081
Other Assets less Liabilities: 0.7%			26,430
NET ASSETS: 100.0%			$3,924,511

ADR - American depositary receipt.
*	Non-income producing security.

+ At May 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes			$3,324,355
Gross tax unrealized appreciation			658,078
Gross tax unrealized depreciation			(84,353)
Net tax unrealized appreciation			$573,725

Purisima Pure Foreign Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY at May 31, 2005 (unaudited)

% of
Industry	Net Assets
Advertising	0.8%
Airlines	0.5%
Automobile Manufacturers	5.6%
Banks	20.8%
Chemicals	1.0%
Diversified Manufacturing	2.0%
Electric	4.5%
Electronics	2.3%
Finance	3.4%
Food	4.1%
Home Furnishings	4.6%
Import & Export	0.5%
Insurance	6.4%
Machinery	4.6%
Mining	3.4%
Office/Business Equipment	1.9%
Oil & Gas	13.5%
Pharmaceuticals	4.8%
Retail	3.4%
Semiconductors	0.7%
Software	2.8%
Telecommunications	6.4%
Transportation	1.5%
TOTAL COMMON STOCKS	99.5%
TOTAL INVESTMENTS IN SECURITIES	99.5%
Other Assets less Liabilities	0.5%
NET ASSETS	100.0%

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Purisima Funds

By (Signature and Title)  /s/ KENNETH L. FISHER
Kenneth L. Fisher, President

Date July 5, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ KENNETH L. FISHER
Kenneth L. Fisher, President

Date July 5, 2005

By (Signature and Title)*  /s/ RITA DAM
Rita Dam, Treasurer

Date July 26, 2005

* Print the name and title of each signing officer under his or her signature.